CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations		$ 2,211,223,176	$ 1,182,478,507	$ 444,453,275
Adjustment to Obtain the Operating Activities Flows:
Impairment Charge		862,799,436	415,237,812	355,595,908
Depreciation Expenses		188,067,489	183,528,111	189,044,003
Loss on net monetary position		2,384,891,465	3,306,755,066	1,853,855,679
Exchange rate differences on foreign currency		(154,842,323)	(1,333,961,415)	(136,464,335)
Other Operations		1,375,315,028	2,868,186,198	1,356,565,466
Net (Increases)/Decreases from Operating Assets:
Debt securities measured at fair value through profit or loss		(262,493,457)	(757,165,727)	229,206,832
Derivative Financial Instruments		72,688,092	(54,282,647)	(6,093,407)
Repurchase Transactions		556,657,851	33,059,726	1,750,301
Other Financial Assets		(1,340,797,363)	26,656,699	(56,028,467)
Loans and Other Financing
Non-financial Public Sector		(7,052,682)	6,750,387	(8,722,311)
Other Financial Institutions		194,324,062	(122,044,299)	120,425,218
Non-financial Private Sector and Residents Abroad		(8,456,233,548)	1,273,274,699	948,865,880
Other Debt Securities		(285,849,835)	(1,708,313,091)	(1,240,127,980)
Financial Assets Pledged as Collateral		(544,641,457)	91,683,570	(566,010,506)
Investments in Equity Instruments		(25,616,082)	(8,013,823)	1,353,845
Other Non-financial Assets		(148,790,433)	(74,490,946)	(23,583,017)
Non-current Assets Held for Sale		(14,362,418)	(154,664)	196
Deposits
Non-financial Public Sector		139,625,001	(138,759,743)	(59,621,423)
Financial Sector		(5,060,162)	1,291,987	2,267,627
Non-financial Private Sector and Residents Abroad		6,070,297,337	(1,958,512,482)	898,937,860
Liabilities at fair value through profit or loss		(98,754,979)	107,230,046	(469,165)
Derivative Financial Instruments		(18,979,284)	15,163,201	2,081,426
Other Financial Liabilities		802,977,780	421,263,633	(228,448,540)
Provisions		352,195,961	(25,145,129)	11,663,657
Other Non-financial Liabilities		565,392,399	164,648,065	22,912,736
Income Tax Payments		(910,198,927)	(285,588,833)	(206,106,971)
NET CASH GENERATED BY OPERATING ACTIVITIES (A)		3,502,782,127	3,630,774,908	3,907,303,787
Payments:
Purchase of PP&E and Intangible Assets	[1]	(214,703,494)	(161,185,469)	(125,659,425)
Capital Contributions and purchase of shares in Investments in Subsidiaries, Associates, and Joint Ventures		(3,281,546)	(5,489,070)	(5,271,783)
Payments for business combinations		0	(24,280,274)	0
Collections:
Sale of PP&E and Intangible Assets		6,734,212	10,486,399	4,122,281
Dividends earned		4,516,259	2,210,468	0
Purchase of HSBC Argentina Holdings S.A. and subsidiaries net of cash acquired	[2]	1,071,913,608	0	0
NET CASH GENERATED BY / (USED IN) INVESTMENT ACTIVITIES (B)		865,179,039	(178,257,946)	(126,808,927)
Payments:
Debt Securities		(213,006,389)	(342,298,892)	(272,202,167)
Loans from Local Financial Institutions		(840,944,036)	(731,092,446)	(348,739,772)
Dividends paid	[3]	(614,943,495)	(390,397,788)	(144,189,862)
Leases payments		(13,014,252)	(13,877,834)	(18,141,992)
Transaction costs related to issuance of shares		(979,257)	0	0
Collections:
Debt Securities		1,074,416,027	163,367,920	457,242,271
Loans from Local Financial Institutions		1,021,996,169	813,956,353	508,865,006
NET CASH GENERATED BY / (USED IN) FINANCING ACTIVITIES (C)		413,524,767	(500,342,687)	182,833,484
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS (D)		1,231,304,144	2,251,747,191	1,219,237,625
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)		6,012,790,077	5,203,921,466	5,182,565,969
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS		(5,721,451,589)	(7,085,880,226)	(4,665,540,502)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		7,115,077,075	8,997,035,835	8,480,010,368
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		$ 7,406,415,563	$ 7,115,077,075	$ 8,997,035,835

[1]	In purchases of Property, plant and equipment, $1,954,579 were eliminated, corresponding to contracts for rights of use of real estate and $(36,274) for cancellation of contracts for rights of use of real estate, corresponding to non-cash transactions.
[2]	ayment for the purchase of HSBC Argentina Holdings S.A. and subsidiaries was $(364,027,564), net of cash and cash equivalent acquired for the purchase of $1,435,941,172 (Note 15).
[3]	Dividends paid in 2023 include the last installment paid in January 2023 of the dividend approved by the Ordinary and Extraordinary Shareholders' Meeting held on April 26, 2022.